Inventories	12 Months Ended
Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Inventories
9.	INVENTORIES

Years ended December 31,
	2017	2016
Ore in process	$16,764	$6,347
Finished metal inventory	383	-
Supplies	4,837	3,988
	$21,984	$10,335

The costs of inventories recognized as an expense for the year ended December 31, 2017, was $68,145 (year ended December 31, 2016 - $82,856) and are included in cost of sales as costs of contract mining, crushing and gold recovery costs, change in inventories and depreciation and depletion.